Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations and Comprehensive Loss
Other comprehensive income (loss), income tax expense	$ 0	$ 0	$ 0